Contingent Liabilities for Payable for Asset Acquisition - Schedule of Asset Acquisition Allocation (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 24, 2025
Schedule of Asset Acquisition Allocation [Line Items]
Liabilities assumed by the Group		¥ (42)
Total consideration	¥ 495,039
Great Alliance Coliving Limited. and Beautiful House [Member]
Schedule of Asset Acquisition Allocation [Line Items]
Liabilities assumed by the Group	(349,665)
Great Alliance Coliving Limited. and Beautiful House [Member] | Apartment rental agreements [Member]
Schedule of Asset Acquisition Allocation [Line Items]
Intangible assets	649,733
Great Alliance Coliving Limited. and Beautiful House [Member] | Trademarks [Member]
Schedule of Asset Acquisition Allocation [Line Items]
Intangible assets	¥ 194,971